Lease - Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total future lease payments		$ 12,230
Less: present value discount		(290)
Total lease liabilities	$ 11,940	11,940
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total future lease payments		7,724
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total future lease payments		4,506
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total future lease payments
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total future lease payments